General and Administrative Expenses_Share Grants Are Measured At Fair Value Using The Monte Carlo Simulation Model And Assumptions Used In Determining The Fair Value(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Information about how fair value was measured, share options granted	The Group used the volatility of the stock price over the previous year as the expected volatility, and used the dividend yield as the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year, in order to calculate fair value.
Liabilities From Share Grants	₩ 124,853,000,000	₩ 111,058,000,000
Expense From Share Grants Transactions With Employees	₩ 49,418,000,000	₩ 10,930,000,000
KB Financial Group Inc. | Series 18
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 18 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 40,362
Fair value (Non-market performance condition)	43,659
KB Financial Group Inc. | Series 18 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,034
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Series 19
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 19 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,220
Fair value (Non-market performance condition)	42,493
KB Financial Group Inc. | Series 19 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	41,775
Fair value (Non-market performance condition)	₩ 46,445
KB Financial Group Inc. | Series 20
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 20 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,135
Fair value (Non-market performance condition)	43,659
KB Financial Group Inc. | Series 20 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,035
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Series 21
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 21 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,489
Fair value (Non-market performance condition)	42,336
KB Financial Group Inc. | Series 21 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	46,021
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Series 22
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 22 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,070
Fair value (Non-market performance condition)	41,070
KB Financial Group Inc. | Series 22 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,926
Fair value (Non-market performance condition)	₩ 44,926
KB Financial Group Inc. | Series 23
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 23 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,070
Fair value (Non-market performance condition)	41,070
KB Financial Group Inc. | Series 23 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,926
Fair value (Non-market performance condition)	₩ 44,926
KB Financial Group Inc. | Series 24
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Series 24 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,070
Fair value (Non-market performance condition)	41,070
KB Financial Group Inc. | Series 24 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,926
Fair value (Non-market performance condition)	₩ 44,926
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,616
KB Financial Group Inc. | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
KB Financial Group Inc. | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,659
KB Financial Group Inc. | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Deferred Grant In 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
KB Financial Group Inc. | Deferred Grant In 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,616
KB Financial Group Inc. | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,801
KB Financial Group Inc. | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
KB Financial Group Inc. | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
KB Financial Group Inc. | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
KB Financial Group Inc. | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
KB Financial Group Inc. | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,659
KB Financial Group Inc. | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Kookmin Bank | Series 72
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 72 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 43,659
Fair value (Non-market performance condition)	43,659
Kookmin Bank | Series 72 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	47,631
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Series 73
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 73 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,253
Fair value (Non-market performance condition)	43,803
Kookmin Bank | Series 73 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	43,741
Fair value (Non-market performance condition)	₩ 46,445
Kookmin Bank | Series 74
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 74 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,279
Fair value (Non-market performance condition)	43,659
Kookmin Bank | Series 74 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,035
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Series 75
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 75 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,506
Fair value (Non-market performance condition)	42,336
Kookmin Bank | Series 75 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	46,021
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Series 76
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 76 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,070
Fair value (Non-market performance condition)	41,070
Kookmin Bank | Series 76 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,926
Fair value (Non-market performance condition)	₩ 44,926
Kookmin Bank | Series 77
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 77 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,070
Fair value (Non-market performance condition)	41,070
Kookmin Bank | Series 77 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,926
Fair value (Non-market performance condition)	₩ 44,926
Kookmin Bank | Series 78
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Series 78 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,303
Fair value (Non-market performance condition)	41,070
Kookmin Bank | Series 78 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	41,900
Fair value (Non-market performance condition)	₩ 44,926
Kookmin Bank | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 44,926
Kookmin Bank | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
Kookmin Bank | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
Kookmin Bank | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Deferred Grant In 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Deferred Grant In 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
Kookmin Bank | Deferred Grant In 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
Kookmin Bank | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,070
Kookmin Bank | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
Kookmin Bank | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,336
Kookmin Bank | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Kookmin Bank | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Kookmin Bank | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,659
Kookmin Bank | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Other subsidiaries | Stock granted in 2010
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2010 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Other subsidiaries | Stock granted in 2010 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Other subsidiaries | Stock granted in 2011
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2011 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Other subsidiaries | Stock granted in 2011 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Other subsidiaries | Stock granted in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 44,926
Other subsidiaries | Stock granted in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281
Other subsidiaries | Stock granted in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 44,926
Other subsidiaries | Stock granted in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2014 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,065
Other subsidiaries | Stock granted in 2014 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,766
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,070
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,676
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,801
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 35,863
Fair value (Non-market performance condition)	38,616
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	46,817
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 37,446
Fair value (Non-market performance condition)	39,801
Other subsidiaries | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,240
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 39,878
Fair value (Non-market performance condition)	41,070
Other subsidiaries | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	47,631
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,616
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,616
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,616
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,616
Other subsidiaries | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.34%
Other subsidiaries | Stock granted in 2019 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,801
Other subsidiaries | Stock granted in 2019 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 46,281